Note 27 - Provisions	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of provisions [text block]
27.	PROVISIONS

(a) Provision changes

	Balance as of December 31, 2018	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Other movements (i)	Balance as of December 31, 2019

Provision for disputes and litigations
Taxes on sales	137.8	-	195.6	(113.0)	(38.1)	-	182.3
Income tax	169.3	1.2	181.8	(1.9)	(98.8)	(251.6)	-
Labor	118.2	(4.4)	193.1	(148.8)	(38.0)	-	120.1
Civil	54.9	(2.8)	66.0	(52.6)	(1.5)	-	64.0
Other taxes	110.2	(18.5)	49.1	(10.1)	(24.8)	-	105.9
Total provision for disputes and litigations	590.4	(24.5)	685.6	(326.4)	(201.2)	(251.6)	472.3

Restructuring	8.8	0.8	-	(0.9)	-	-	8.7

Total provisions	599.2	(23.7)	685.6	(327.3)	(201.2)	(251.6)	481.0

(i) Refers to the adoption of IFRIC
23
- Uncertainty over Income Tax Treatments.

	Balance as of December 31, 2019	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2020

Provision for disputes and litigations
Taxes on sales	182.3	0.2	49.3	(17.2)	(30.5)	184.1
Labor	120.1	(0.1)	174.0	(142.2)	(21.9)	129.9
Civil	64.0	(0.8)	167.3	(132.2)	(11.5)	86.8
Other taxes	105.9	1.0	58.2	(8.0)	(0.4)	156.7
Total provision for disputes and litigations	472.3	0.3	448.8	(299.6)	(64.3)	557.5

Restructuring	8.7	2.9	7.1	-	(4.2)	14.5

Total provisions	481.0	3.2	455.9	(299.6)	(68.5)	572.0

(b)	Expected settlement

	2020
	Current	Non-current
Provision for disputes and litigations
Taxes on sales	42.6	141.5
Labor	28.2	101.7
Civil	24.0	62.8
Other taxes	19.0	137.7
Total provision for disputes and litigations	113.8	443.7

Restructuring	11.1	3.4

Total provisions	124.9	447.1

The expected settlement of provisions was based on management's best estimate at the balance sheet date.

(c) Main lawsuits with a probable likelihood of loss:

(
c.1
) Sales taxes

In Brazil, the Company and its subsidiaries are parties to various administrative and judicial proceedings related to ICMS, IPI, PIS and COFINS taxes. Such proceedings include, among others, tax offsetting, credits and judicial injunctions exempting the Company from the payment of the respective taxes.

(
c.2
) Labor

The Company and its subsidiaries are parties to labor proceedings with former employees or former employees of service providers. The main issues involve overtime and related effects and respective charges.

(
c.3
) Civil

The Company is involved in civil lawsuits considered as representing a probable likelihood of loss. The most relevant portion of these lawsuits refers to former distributors, mainly in Brazil, mostly claiming damages resulting from the termination of their contracts.

The processes representing possible probabilities are disclosed in Note
30
- Contingencies
.